American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Equity ETF (AVSC)
November 30, 2025

Avantis U.S. Small Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.1%
AAR Corp.(1)	53,931	4,487,599
AerSale Corp.(1)	60,109	388,905
Astronics Corp.(1)	75,272	4,107,593
Cadre Holdings, Inc.	1,504	64,191
Ducommun, Inc.(1)	34,065	3,123,420
Innovative Solutions & Support, Inc.(1)	18,665	181,797
National Presto Industries, Inc.	13,280	1,246,328
Park Aerospace Corp.	39,783	771,392
Spirit AeroSystems Holdings, Inc., Class A(1)	2	74
V2X, Inc.(1)	35,104	1,925,454
Virgin Galactic Holdings, Inc.(1)(2)	41,862	162,006
VSE Corp.	27,923	5,031,445
		21,490,204
Air Freight and Logistics — 0.3%
Forward Air Corp.(1)	32,052	736,234
Hub Group, Inc., Class A	109,344	4,217,398
Radiant Logistics, Inc.(1)	70,023	436,944
		5,390,576
Automobile Components — 2.3%
Adient PLC(1)	200,217	3,896,223
American Axle & Manufacturing Holdings, Inc.(1)(2)	216,307	1,421,137
Dana, Inc.	364,512	8,168,714
Fox Factory Holding Corp.(1)	67,666	1,000,780
Gentherm, Inc.(1)	66,315	2,365,456
Goodyear Tire & Rubber Co.(1)	354,241	3,067,727
Holley, Inc.(1)	135,102	575,535
LCI Industries	49,234	5,596,429
Motorcar Parts of America, Inc.(1)	41,915	552,440
Patrick Industries, Inc.	28,441	3,077,885
Phinia, Inc.	83,192	4,499,855
Solid Power, Inc.(1)	206,636	1,074,507
Standard Motor Products, Inc.	48,441	1,818,475
Stoneridge, Inc.(1)	71,211	406,615
Strattec Security Corp.(1)	9,035	677,625
Visteon Corp.	55,570	5,737,602
XPEL, Inc.(1)	45,075	2,095,086
		46,032,091
Automobiles — 0.2%
Harley-Davidson, Inc.	75,580	1,850,954
Winnebago Industries, Inc.	51,848	1,876,379
		3,727,333
Banks — 16.0%
1st Source Corp.	33,884	2,115,717
ACNB Corp.	20,012	968,581
Amalgamated Financial Corp.	37,233	1,092,789
Amerant Bancorp, Inc.	86,759	1,631,937
Ameris Bancorp	253	19,167
Ames National Corp.	1,577	34,410
Arrow Financial Corp.	32,737	987,021

Banc of California, Inc.	312,973	5,771,222
BancFirst Corp.	1,047	116,049
Bancorp, Inc.(1)	37,602	2,409,160
Bank First Corp.	22,923	2,859,186
Bank of Hawaii Corp.	88,307	5,787,641
Bank of Marin Bancorp	32,040	866,842
Bank of NT Butterfield & Son Ltd.	103,346	4,799,388
Bank7 Corp.	7,869	326,013
BankFinancial Corp.(2)	3,247	38,185
BankUnited, Inc.	159,020	6,871,254
Bankwell Financial Group, Inc.	6,602	303,032
Banner Corp.	72,285	4,540,221
Bar Harbor Bankshares	34,031	1,015,485
BayCom Corp.	12,059	351,882
BCB Bancorp, Inc.	17,739	141,735
Beacon Financial Corp.	156,309	3,999,947
Blue Foundry Bancorp(1)	12,576	142,863
Blue Ridge Bankshares, Inc.	115,259	499,071
Bridgewater Bancshares, Inc.(1)	46,257	800,709
Burke & Herbert Financial Services Corp.	29,102	1,898,614
Business First Bancshares, Inc.	62,961	1,638,245
BV Financial, Inc.(1)	6,024	110,480
Byline Bancorp, Inc.	58,572	1,635,330
C&F Financial Corp.	5,152	357,806
California BanCorp(1)	51,672	1,002,954
Camden National Corp.	36,316	1,468,619
Capital Bancorp, Inc.	24,309	675,790
Capital City Bank Group, Inc.	31,537	1,322,031
Capitol Federal Financial, Inc.	68,172	450,617
Carter Bankshares, Inc.(1)	54,886	1,008,256
Cathay General Bancorp	44,997	2,179,655
Central Pacific Financial Corp.	61,608	1,832,222
CF Bankshares, Inc.	1,557	37,228
Chemung Financial Corp.	4,131	217,580
ChoiceOne Financial Services, Inc.(2)	26,606	809,887
Citizens & Northern Corp.	7,609	153,397
Citizens Financial Services, Inc.	6,929	387,262
City Holding Co.	29,873	3,623,894
Civista Bancshares, Inc.	39,704	902,869
CNB Financial Corp.	53,474	1,386,046
Coastal Financial Corp.(1)	30,424	3,387,712
Colony Bankcorp, Inc.	34,465	591,075
Columbia Financial, Inc.(1)	67,861	1,074,240
Community Financial System, Inc.	22,889	1,299,180
Community Trust Bancorp, Inc.	35,701	1,981,405
Community West Bancshares	36,858	834,834
ConnectOne Bancorp, Inc.	105,504	2,666,086
Customers Bancorp, Inc.(1)	70,327	4,845,530
CVB Financial Corp.	303,061	5,964,240
Dime Community Bancshares, Inc.	92,020	2,608,767
Eagle Bancorp Montana, Inc.	6,757	112,166
Eagle Bancorp, Inc.	60,515	1,147,970
Eastern Bankshares, Inc.	78,295	1,474,295
Enterprise Financial Services Corp.	77,031	4,206,663
Equity Bancshares, Inc., Class A	35,481	1,544,843

Esquire Financial Holdings, Inc.	17,827	1,819,424
Farmers & Merchants Bancorp, Inc.	12,317	301,766
Farmers National Banc Corp.	81,941	1,113,578
FB Bancorp, Inc.(1)	8,397	106,222
FB Financial Corp.	93,011	5,195,594
Fidelity D&D Bancorp, Inc.	374	16,374
Financial Institutions, Inc.	45,132	1,381,039
Finward Bancorp	1,470	55,867
First BanCorp	20,818	411,572
First Bancorp, Inc.	3,204	81,990
First Bancorp/Southern Pines NC	93,322	4,760,355
First Bank	43,592	685,048
First Busey Corp.	179,731	4,230,868
First Business Financial Services, Inc.	16,580	865,808
First Commonwealth Financial Corp.	214,683	3,488,599
First Community Bankshares, Inc.	39,040	1,304,717
First Community Corp.	11,280	327,346
First Financial Bancorp	207,011	5,150,434
First Financial Corp.	26,839	1,566,592
First Financial Northwest, Inc.(1)	9,481	5,309
First Foundation, Inc.(1)	146,061	777,045
First Hawaiian, Inc.	73,525	1,832,243
First Internet Bancorp	15,960	304,038
First Interstate BancSystem, Inc., Class A	24,581	807,240
First Merchants Corp.	127,825	4,709,073
First Mid Bancshares, Inc.	47,134	1,793,920
First National Corp.	908	22,246
First Savings Financial Group, Inc.	3,706	115,479
First United Corp.	9,272	354,005
First Western Financial, Inc.(1)	9,904	241,162
Firstsun Capital Bancorp(1)	24,481	818,400
Five Star Bancorp	33,727	1,163,244
Flushing Financial Corp.	70,955	1,164,372
Franklin Financial Services Corp.	5,153	275,737
FS Bancorp, Inc.	5,085	208,231
Fulton Financial Corp.	53,088	963,547
FVCBankcorp, Inc.	53	674
GBank Financial Holdings, Inc.(1)(2)	11,029	373,442
German American Bancorp, Inc.	74,522	2,958,523
Great Southern Bancorp, Inc.	22,077	1,328,152
Greene County Bancorp, Inc.	6,323	144,164
Hanmi Financial Corp.	71,342	1,970,466
Hanover Bancorp, Inc.	1,034	23,524
HBT Financial, Inc.	23,119	559,480
Heritage Commerce Corp.	133,791	1,456,984
Heritage Financial Corp.	76,195	1,824,108
Hilltop Holdings, Inc.	101,508	3,483,755
Hingham Institution For Savings	3,396	994,722
Home Bancorp, Inc.	15,085	836,765
HomeTrust Bancshares, Inc.	35,716	1,464,713
Hope Bancorp, Inc.	268,327	2,849,633
Horizon Bancorp, Inc.	103,781	1,778,806
Independent Bank Corp.	26,125	1,882,306
Independent Bank Corp. (Michigan)	46,790	1,527,693
Investar Holding Corp.	13,624	337,875

Kearny Financial Corp.	126,713	870,518
Lakeland Financial Corp.	52,348	3,049,794
LCNB Corp.	59	936
Live Oak Bancshares, Inc.	74,218	2,369,039
MainStreet Bancshares, Inc.	165	3,216
Mechanics Bancorp(1)	1,163	18,073
Mercantile Bank Corp.	36,440	1,675,511
Meridian Corp.	18,061	288,615
Metrocity Bankshares, Inc.	41,344	1,101,818
Metropolitan Bank Holding Corp.	24,204	1,805,860
Mid Penn Bancorp, Inc.	43,538	1,270,874
Middlefield Banc Corp.	181	6,299
Midland States Bancorp, Inc.	47,208	767,602
MidWestOne Financial Group, Inc.	35,019	1,385,702
MVB Financial Corp.	18,213	492,844
National Bank Holdings Corp., Class A	71,765	2,670,376
National Bankshares, Inc.	27	797
NB Bancorp, Inc.	63,945	1,252,683
NBT Bancorp, Inc.	110,307	4,573,328
Nicolet Bankshares, Inc.	28,523	3,593,328
Northeast Bank	16,265	1,445,633
Northfield Bancorp, Inc.	89,643	963,662
Northpointe Bancshares, Inc.	18,001	313,937
Northrim BanCorp, Inc.	52,100	1,279,576
Northwest Bancshares, Inc.	286,563	3,427,293
Norwood Financial Corp.(2)	172	4,930
Oak Valley Bancorp	539	15,146
OceanFirst Financial Corp.	124,963	2,355,553
OFG Bancorp	99,210	3,941,613
Old Second Bancorp, Inc.	106,044	1,998,929
OP Bancorp	9,633	129,564
Orange County Bancorp, Inc.	16,559	448,914
Origin Bancorp, Inc.	67,191	2,445,080
Orrstown Financial Services, Inc.	40,437	1,446,027
Park National Corp.	34,358	5,275,671
Parke Bancorp, Inc.	2,077	47,543
Pathward Financial, Inc.	48,432	3,482,261
PCB Bancorp	8,830	191,788
Peapack-Gladstone Financial Corp.	35,538	959,526
Peoples Bancorp of North Carolina, Inc.	3,058	100,149
Peoples Bancorp, Inc.	77,639	2,300,444
Peoples Financial Services Corp.	19,320	942,623
Plumas Bancorp	132	5,730
Ponce Financial Group, Inc.(1)	15,872	253,000
Preferred Bank	28,267	2,668,687
Primis Financial Corp.	53,053	595,785
Provident Financial Services, Inc.	306,088	5,870,768
QCR Holdings, Inc.	36,526	2,981,617
RBB Bancorp	33,413	661,912
Red River Bancshares, Inc.	5,947	416,587
Renasant Corp.	11,904	421,878
Republic Bancorp, Inc., Class A	21,930	1,513,389
Riverview Bancorp, Inc.	12,947	68,231
S&T Bancorp, Inc.	83,479	3,295,751
Seacoast Banking Corp. of Florida	202,930	6,404,471

ServisFirst Bancshares, Inc.	7,033	500,257
Shore Bancshares, Inc.	71,056	1,241,348
Sierra Bancorp	28,134	873,842
Simmons First National Corp., Class A	303,315	5,626,493
SmartFinancial, Inc.	34,007	1,233,094
South Plains Financial, Inc.	28,506	1,077,242
Southern First Bancshares, Inc.(1)	13,287	674,448
Southern Missouri Bancorp, Inc.	22,194	1,249,300
Southside Bancshares, Inc.	65,124	1,910,087
SR Bancorp, Inc.(2)	4,308	66,300
Stellar Bancorp, Inc.	99,665	3,150,411
Stock Yards Bancorp, Inc.	64,258	4,251,952
Texas Capital Bancshares, Inc.(1)	10,824	976,000
TFS Financial Corp.	3,114	44,375
Third Coast Bancshares, Inc.(1)	25,982	990,174
Timberland Bancorp, Inc.	4,072	139,262
Tompkins Financial Corp.	28,923	1,998,869
Towne Bank	167,433	5,617,377
TriCo Bancshares	61,486	2,957,477
Triumph Financial, Inc.(1)	42,519	2,321,963
TrustCo Bank Corp.	41,847	1,763,014
Trustmark Corp.	132,701	5,162,069
United Community Banks, Inc.	20,863	637,573
Unity Bancorp, Inc.	15,401	770,512
Univest Financial Corp.	64,500	2,051,100
USCB Financial Holdings, Inc.	429	7,632
Virginia National Bankshares Corp.	2,040	82,824
WaFd, Inc.	187,588	5,939,036
Washington Trust Bancorp, Inc.	43,544	1,236,650
WesBanco, Inc.	78,356	2,528,548
West BanCorp, Inc.	5,599	124,410
Westamerica Bancorporation	55,978	2,685,824
Western New England Bancorp, Inc.	18,411	225,351
WSFS Financial Corp.	29,550	1,649,185
		327,176,444
Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	12,630	2,460,324
MGP Ingredients, Inc.	25,505	581,769
National Beverage Corp.(1)	733	24,966
Vita Coco Co., Inc.(1)	2,481	132,510
Zevia PBC, Class A(1)	19,263	51,625
		3,251,194
Biotechnology — 5.7%
4D Molecular Therapeutics, Inc.(1)	72,068	840,313
Absci Corp.(1)(2)	127,250	403,383
ACADIA Pharmaceuticals, Inc.(1)	44,491	1,114,055
Acumen Pharmaceuticals, Inc.(1)	1,306	2,455
ADMA Biologics, Inc.(1)	547	10,491
Adverum Biotechnologies, Inc.(1)(2)	6,843	28,193
Agios Pharmaceuticals, Inc.(1)	133,049	3,885,031
Akebia Therapeutics, Inc.(1)	395,143	624,326
Akero Therapeutics, Inc.(1)	224	12,177
Aldeyra Therapeutics, Inc.(1)	48,574	266,186
Aligos Therapeutics, Inc.(1)(2)	1,427	13,671
Altimmune, Inc.(1)	4,708	24,764

ALX Oncology Holdings, Inc.(1)	4,191	5,742
Anika Therapeutics, Inc.(1)	27,093	267,679
Annexon, Inc.(1)	234,827	1,056,721
Arcturus Therapeutics Holdings, Inc.(1)(2)	57,389	389,671
Arcus Biosciences, Inc.(1)	109,861	2,867,372
ArriVent Biopharma, Inc.(1)	232	5,322
Assembly Biosciences, Inc.(1)	94	3,552
Astria Therapeutics, Inc.(1)	77,514	980,552
Aura Biosciences, Inc.(1)	38,693	255,374
Aurinia Pharmaceuticals, Inc.(1)	242,177	3,903,893
Beam Therapeutics, Inc.(1)(2)	122,842	3,111,588
Bicara Therapeutics, Inc.(1)	2,308	42,836
Black Diamond Therapeutics, Inc.(1)(2)	103,517	395,435
C4 Therapeutics, Inc.(1)	49,853	135,102
Cabaletta Bio, Inc.(1)(2)	40,654	104,481
Candel Therapeutics, Inc.(1)(2)	1,593	7,599
Capricor Therapeutics, Inc.(1)(2)	1,986	10,625
Cardiff Oncology, Inc.(1)	542	1,236
CareDx, Inc.(1)	76,413	1,365,500
Caribou Biosciences, Inc.(1)(2)	106,302	206,226
Catalyst Pharmaceuticals, Inc.(1)	233,641	5,469,536
Celldex Therapeutics, Inc.(1)	117,211	3,167,041
CervoMed, Inc.(1)	3,281	32,613
CG oncology, Inc.(1)	112,545	5,046,518
Compass Therapeutics, Inc.(1)	7,475	43,355
Corbus Pharmaceuticals Holdings, Inc.(1)	11,297	130,367
Cullinan Therapeutics, Inc.(1)	120,931	1,374,985
Day One Biopharmaceuticals, Inc.(1)	39,977	379,382
Denali Therapeutics, Inc.(1)	177,692	3,459,663
Design Therapeutics, Inc.(1)	52,869	496,440
Dianthus Therapeutics, Inc.(1)	63,234	2,781,031
Disc Medicine, Inc.(1)	28,300	2,642,088
Dynavax Technologies Corp.(1)	279,793	3,181,246
Dyne Therapeutics, Inc.(1)	158,915	3,480,238
Eledon Pharmaceuticals, Inc.(1)(2)	4,749	7,741
Emergent BioSolutions, Inc.(1)	119,435	1,334,089
Enanta Pharmaceuticals, Inc.(1)	45,666	644,804
Engene Holdings, Inc.(1)(2)	10,212	82,411
Entrada Therapeutics, Inc.(1)	62,920	646,188
Erasca, Inc.(1)	102,803	325,886
Forte Biosciences, Inc.(1)	7,081	131,423
GRAIL, Inc.(1)	45,341	5,005,193
Gyre Therapeutics, Inc.(1)	1,907	14,779
Ideaya Biosciences, Inc.(1)	180,313	6,422,749
Immunome, Inc.(1)	80,528	1,483,326
Inmune Bio, Inc.(1)	704	1,225
Instil Bio, Inc.(1)(2)	7,492	95,598
Intellia Therapeutics, Inc.(1)(2)	241,088	2,167,381
Invivyd, Inc.(1)	39,930	97,030
Iovance Biotherapeutics, Inc.(1)(2)	38,306	94,616
Jade Biosciences, Inc.	2,379	30,499
Janux Therapeutics, Inc.(1)	19,930	679,414
Keros Therapeutics, Inc.(1)	17,133	299,485
Korro Bio, Inc.(1)(2)	9,846	56,122
Kura Oncology, Inc.(1)	113,690	1,380,197

Kyverna Therapeutics, Inc.(1)(2)	39,706	304,545
Larimar Therapeutics, Inc.(1)(2)	99,465	352,106
Lexeo Therapeutics, Inc.(1)(2)	44,546	439,224
Lyell Immunopharma, Inc.(1)	3,470	83,280
MacroGenics, Inc.(1)	7,706	11,790
Metagenomi, Inc.(1)	3,454	6,045
MiMedx Group, Inc.(1)	257,184	1,769,426
Mineralys Therapeutics, Inc.(1)	466	20,094
Monopar Therapeutics, Inc.(1)	46	3,964
Monte Rosa Therapeutics, Inc.(1)(2)	122,354	1,978,464
Myriad Genetics, Inc.(1)	21,716	165,693
Neurogene, Inc.(1)(2)	15,938	335,973
Newamsterdam Pharma Co. NV(1)(2)	96,663	3,992,182
Nkarta, Inc.(1)	90,267	170,605
Nurix Therapeutics, Inc.(1)	32,466	573,999
Olema Pharmaceuticals, Inc.(1)	73,239	2,074,128
Organogenesis Holdings, Inc.(1)	149,239	773,058
ORIC Pharmaceuticals, Inc.(1)	116,065	1,378,852
Oruka Therapeutics, Inc.(1)(2)	45,083	1,356,998
PepGen, Inc.(1)	10,861	69,945
Perspective Therapeutics, Inc.(1)(2)	12,567	29,532
Protara Therapeutics, Inc.(1)	59,473	438,911
Prothena Corp. PLC(1)	70,563	758,552
Puma Biotechnology, Inc.(1)	95,420	481,871
Pyxis Oncology, Inc.(1)(2)	22,641	117,507
RAPT Therapeutics, Inc.(1)	9,690	327,522
Recursion Pharmaceuticals, Inc., Class A(1)(2)	319,645	1,479,956
REGENXBIO, Inc.(1)	106,316	1,423,571
Relay Therapeutics, Inc.(1)	374,491	2,965,969
Replimune Group, Inc.(1)	131,934	1,319,340
Rigel Pharmaceuticals, Inc.(1)	1,084	54,731
Sagimet Biosciences, Inc., Class A(1)(2)	58,763	424,269
Savara, Inc.(1)	1,747	10,989
Sera Prognostics, Inc., Class A(1)(2)	5,403	17,992
Seres Therapeutics, Inc.(1)	1,236	22,236
Shattuck Labs, Inc.(1)	17,282	36,292
Solid Biosciences, Inc.(1)	83,393	452,824
Stoke Therapeutics, Inc.(1)(2)	84,031	2,597,398
Taysha Gene Therapies, Inc.(1)	264,130	1,251,976
Tectonic Therapeutic, Inc.(1)(2)	8,337	178,745
Tonix Pharmaceuticals Holding Corp.(1)	12,850	205,215
Tyra Biosciences, Inc.(1)(2)	42,015	947,858
uniQure NV(1)	52	1,431
Upstream Bio, Inc.(1)(2)	73,250	2,094,950
Vanda Pharmaceuticals, Inc.(1)	133,256	714,252
Vera Therapeutics, Inc.(1)	2,503	84,476
Vir Biotechnology, Inc.(1)	244,784	1,571,513
Vistagen Therapeutics, Inc.(1)	48,770	238,973
Vor BioPharma, Inc.(1)	3,138	26,140
Voyager Therapeutics, Inc.(1)	121,970	498,857
Whitehawk Therapeutics, Inc.(1)	938	2,195
XBiotech, Inc.(1)	13,228	30,028
Xencor, Inc.(1)	150,950	2,614,454
Zentalis Pharmaceuticals, Inc.(1)(2)	12,880	18,418
Zura Bio Ltd.(1)(2)	14,332	55,035

Zymeworks, Inc.(1)	51,651	1,379,598
		115,760,157
Broadline Retail — 0.3%
1stdibs.com, Inc.(1)	13,074	74,652
Contextlogic Holdings, Inc.(1)(2)	50,868	386,597
Groupon, Inc.(1)(2)	51,570	872,049
Kohl's Corp.	212,733	5,231,104
Savers Value Village, Inc.(1)	69,588	633,947
		7,198,349
Building Products — 0.9%
American Woodmark Corp.(1)	33,241	1,832,576
Apogee Enterprises, Inc.	45,761	1,666,158
AZZ, Inc.	7,091	747,533
Gibraltar Industries, Inc.(1)	35,575	1,777,327
Griffon Corp.	13,736	1,030,200
Hayward Holdings, Inc.(1)	117,156	1,927,216
Insteel Industries, Inc.	46,748	1,429,554
Janus International Group, Inc.(1)	286,492	1,779,115
JELD-WEN Holding, Inc.(1)	172,133	459,595
Masterbrand, Inc.(1)	289,220	3,207,450
Quanex Building Products Corp.	102,589	1,329,554
Tecnoglass, Inc.	8,718	433,982
Trex Co., Inc.(1)	2,571	89,934
		17,710,194
Capital Markets — 0.9%
Acadian Asset Management, Inc.	53,164	2,383,874
Artisan Partners Asset Management, Inc., Class A	11,828	490,625
Cohen & Steers, Inc.	3,922	248,066
Diamond Hill Investment Group, Inc.	5,834	688,412
DigitalBridge Group, Inc.	240,108	2,331,449
Donnelley Financial Solutions, Inc.(1)	47,465	2,328,633
Federated Hermes, Inc.	14,554	730,174
Forge Global Holdings, Inc.(1)	16,102	714,285
Oppenheimer Holdings, Inc., Class A	24,296	1,652,857
P10, Inc., Class A	98,867	927,372
Siebert Financial Corp.(1)	1,398	4,488
Silvercrest Asset Management Group, Inc., Class A	5,996	82,745
Virtus Investment Partners, Inc.	13,436	2,144,251
WisdomTree, Inc.(2)	282,479	3,118,568
		17,845,799
Chemicals — 2.7%
AdvanSix, Inc.	56,410	868,150
American Vanguard Corp.(1)	49,619	231,224
Arq, Inc.(1)	80,746	300,375
Ashland, Inc.	78,661	4,161,167
Aspen Aerogels, Inc.(1)	56,678	182,503
Avient Corp.	22,181	678,517
Cabot Corp.	11,480	718,304
Chemours Co.	271,432	3,471,615
Core Molding Technologies, Inc.(1)	12,935	244,471
Ecovyst, Inc.(1)	254,433	2,340,784
Flotek Industries, Inc.(1)(2)	35,447	506,538
FMC Corp.	3,206	45,814
Hawkins, Inc.	40,019	5,203,270
HB Fuller Co.	54,241	3,161,165

Huntsman Corp.	147,140	1,533,199
Ingevity Corp.(1)	78,099	4,079,111
Innospec, Inc.	44,238	3,307,233
Intrepid Potash, Inc.(1)	26,023	658,382
Koppers Holdings, Inc.	43,143	1,280,053
Kronos Worldwide, Inc.	39,313	199,317
LSB Industries, Inc.(1)	125,168	1,117,750
Mativ Holdings, Inc.	125,003	1,561,287
Minerals Technologies, Inc.	64,100	3,759,465
Northern Technologies International Corp.	6,234	46,381
Olin Corp.	237,917	5,020,049
Orion SA	110,534	561,513
Perimeter Solutions, Inc.(1)	51,185	1,427,038
Quaker Chemical Corp.	26,541	3,658,677
Rayonier Advanced Materials, Inc.(1)	137,855	900,193
Sensient Technologies Corp.	9,277	904,415
Stepan Co.	47,177	2,138,533
Tronox Holdings PLC, Class A	201,605	834,645
Valhi, Inc.	1,690	21,429
		55,122,567
Commercial Services and Supplies — 1.8%
ABM Industries, Inc.	37,194	1,599,342
ACCO Brands Corp.	192,599	662,541
Bitcoin Depot, Inc.(1)	19,333	29,580
Brady Corp., Class A	5,192	406,222
BrightView Holdings, Inc.(1)	150,923	1,904,648
Civeo Corp.(2)	27,126	604,639
Deluxe Corp.	102,170	2,076,094
Ennis, Inc.	57,454	1,001,998
Enviri Corp.(1)	124,653	2,286,136
Fuel Tech, Inc.(1)	38,543	69,377
Healthcare Services Group, Inc.(1)	188,040	3,531,391
HNI Corp.	77,059	3,199,490
Interface, Inc.	133,552	3,727,436
Liquidity Services, Inc.(1)	52,430	1,574,997
MillerKnoll, Inc.	141,587	2,241,322
OPENLANE, Inc.(1)	236,037	6,004,781
Perma-Fix Environmental Services, Inc.(1)	7,758	95,191
Quad/Graphics, Inc.	58,479	335,669
Steelcase, Inc., Class A	192,028	3,128,136
Team, Inc.(1)	591	8,567
UniFirst Corp.	6,549	1,130,030
Vestis Corp.(2)	235,774	1,527,816
Virco Mfg. Corp.(2)	27,977	196,958
		37,342,361
Communications Equipment — 1.5%
ADTRAN Holdings, Inc.(1)	169,308	1,342,612
Applied Optoelectronics, Inc.(1)(2)	18,395	492,618
Aviat Networks, Inc.(1)	27,054	598,164
BK Technologies Corp.(1)	7,263	464,759
Clearfield, Inc.(1)	27,914	819,555
Digi International, Inc.(1)	73,753	3,085,088
Extreme Networks, Inc.(1)	52,184	913,220
Harmonic, Inc.(1)	171,012	1,634,875
KVH Industries, Inc.(1)	4,873	29,189

Lantronix, Inc.(1)	61,581	315,295
NETGEAR, Inc.(1)	67,293	1,779,900
NetScout Systems, Inc.(1)	134,346	3,611,221
Nokia OYJ, ADR	34,460	209,517
Ribbon Communications, Inc.(1)	202,318	578,630
Viasat, Inc.(1)	186,782	6,412,226
Viavi Solutions, Inc.(1)	508,763	9,127,208
		31,414,077
Construction and Engineering — 1.7%
Ameresco, Inc., Class A(1)	74,576	2,588,533
Argan, Inc.	18,394	7,269,309
Bowman Consulting Group Ltd.(1)	114	4,124
Centuri Holdings, Inc.(1)	92,858	2,088,376
Concrete Pumping Holdings, Inc.	43,728	275,049
Great Lakes Dredge & Dock Corp.(1)	155,780	1,989,311
Limbach Holdings, Inc.(1)(2)	25,855	1,829,241
Matrix Service Co.(1)	63,164	738,387
MYR Group, Inc.(1)	33,985	7,623,515
NWPX Infrastructure, Inc.(1)	23,311	1,366,491
Orion Group Holdings, Inc.(1)	88,872	888,720
Tutor Perini Corp.(1)	108,221	7,418,550
WillScot Holdings Corp.	2,344	46,294
		34,125,900
Construction Materials — 0.1%
Knife River Corp.(1)	12,841	961,021
Titan America SA(1)	32,534	528,352
U.S. Lime & Minerals, Inc.	635	77,197
		1,566,570
Consumer Finance — 1.6%
Atlanticus Holdings Corp.(1)	10,464	616,853
Bread Financial Holdings, Inc.	100,215	6,787,562
Consumer Portfolio Services, Inc.(1)	2,295	18,980
Dave, Inc.(1)	632	137,940
Encore Capital Group, Inc.(1)	46,725	2,424,560
Enova International, Inc.(1)	25,770	3,378,189
EZCORP, Inc., Class A(1)	128,442	2,476,362
Green Dot Corp., Class A(1)	122,352	1,537,965
Jefferson Capital, Inc.	168	3,523
LendingClub Corp.(1)	252,203	4,564,874
LendingTree, Inc.(1)	26,745	1,525,267
Medallion Financial Corp.	20,020	198,999
Navient Corp.	150,554	1,866,869
NerdWallet, Inc., Class A(1)	72,211	1,083,887
Oportun Financial Corp.(1)	66,886	345,801
OppFi, Inc.	59,968	593,683
PRA Group, Inc.(1)	84,643	1,371,217
PROG Holdings, Inc.	83,370	2,399,388
Regional Management Corp.	17,017	647,327
World Acceptance Corp.(1)	7,180	1,110,459
		33,089,705
Consumer Staples Distribution & Retail — 1.4%
Andersons, Inc.	63,560	3,273,340
Chefs' Warehouse, Inc.(1)	87,890	5,389,415
Grocery Outlet Holding Corp.(1)	173,365	1,929,552
HF Foods Group, Inc.(1)	11,246	28,227

Ingles Markets, Inc., Class A	31,965	2,458,748
Natural Grocers by Vitamin Cottage, Inc.	26,122	724,886
PriceSmart, Inc.	44,447	5,471,426
United Natural Foods, Inc.(1)	154,162	5,751,784
Village Super Market, Inc., Class A	22,497	777,496
Weis Markets, Inc.	35,718	2,320,599
		28,125,473
Containers and Packaging — 0.7%
Greif, Inc., Class A	35,095	2,303,285
Greif, Inc., Class B	3,179	226,281
Myers Industries, Inc.	91,396	1,650,612
O-I Glass, Inc.(1)	316,442	4,265,638
Ranpak Holdings Corp.(1)(2)	13,517	66,774
Sonoco Products Co.	71,149	3,000,353
TriMas Corp.	88,095	3,001,397
		14,514,340
Distributors — 0.1%
A-Mark Precious Metals, Inc.	40,159	1,152,965
GigaCloud Technology, Inc., Class A(1)	3,726	138,234
Weyco Group, Inc.	510	15,280
		1,306,479
Diversified Consumer Services — 1.8%
Adtalem Global Education, Inc.(1)	24,155	2,235,787
American Public Education, Inc.(1)	39,711	1,382,538
Carriage Services, Inc.	32,269	1,397,248
Coursera, Inc.(1)	248,101	1,972,403
Driven Brands Holdings, Inc.(1)(2)	120,706	1,763,515
European Wax Center, Inc., Class A(1)	56,347	218,063
Frontdoor, Inc.(1)	40,736	2,196,892
Laureate Education, Inc., Class A(1)	177,471	5,483,854
Legacy Education, Inc.(1)	4,606	48,317
Lincoln Educational Services Corp.(1)	67,958	1,398,576
Matthews International Corp., Class A	63,341	1,554,388
McGraw Hill, Inc.(1)	1,473	25,851
Mister Car Wash, Inc.(1)	228,758	1,221,568
OneSpaWorld Holdings Ltd.	227,520	4,645,958
Perdoceo Education Corp.	153,090	4,280,396
Strategic Education, Inc.	49,242	3,841,861
Universal Technical Institute, Inc.(1)	117,115	2,695,987
		36,363,202
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	23,189	489,056
Cogent Communications Holdings, Inc.	80,778	1,541,244
GCI Liberty, Inc., Class A(1)	753	25,105
GCI Liberty, Inc., Class C(1)	3,125	104,125
Globalstar, Inc.(1)	31,049	1,886,227
IDT Corp., Class B	40,809	2,031,064
Iridium Communications, Inc.	64,505	1,057,882
Liberty Global Ltd., Class A(1)	47,101	537,423
Liberty Global Ltd., Class C(1)	25,480	292,510
Liberty Latin America Ltd., Class A(1)	60,340	523,751
Liberty Latin America Ltd., Class C(1)	275,661	2,412,034
Shenandoah Telecommunications Co.	124,401	1,359,703
		12,260,124

Electric Utilities — 0.3%
Genie Energy Ltd., Class B	182	2,636
Hawaiian Electric Industries, Inc.(1)	331,967	3,903,932
MGE Energy, Inc.	10,133	839,215
Otter Tail Corp.	15,926	1,309,117
		6,054,900
Electrical Equipment — 1.4%
Allient, Inc.	38,125	2,053,413
Atkore, Inc.	62,958	4,215,038
Energy Vault Holdings, Inc.(1)	64,882	223,194
Espey Mfg. & Electronics Corp.	3,211	125,486
Fluence Energy, Inc.(1)(2)	66,112	1,298,440
FuelCell Energy, Inc.(1)	16,648	111,708
Hyliion Holdings Corp.(1)(2)	49,337	92,754
LSI Industries, Inc.	54,898	1,004,084
Net Power, Inc.(1)	14,788	42,885
Plug Power, Inc.(1)(2)	2,736,542	5,500,450
Powell Industries, Inc.	447	144,479
Power Solutions International, Inc.(1)	72	3,894
Preformed Line Products Co.	4,161	854,045
SES AI Corp.(1)	67,296	132,573
Shoals Technologies Group, Inc., Class A(1)	318,747	2,674,287
Sunrun, Inc.(1)	289,936	5,871,204
T1 Energy, Inc.(1)	73,081	301,094
Thermon Group Holdings, Inc.(1)	68,013	2,387,256
Ultralife Corp.(1)	13,710	78,010
Vicor Corp.(1)	17,826	1,592,753
		28,707,047
Electronic Equipment, Instruments and Components — 2.4%
908 Devices, Inc.(1)	55,485	352,330
Avnet, Inc.	20,606	978,991
Bel Fuse, Inc., Class A	15	1,973
Benchmark Electronics, Inc.	73,996	3,324,640
Climb Global Solutions, Inc.	8,924	901,859
Coda Octopus Group, Inc.(1)(2)	36	316
Crane NXT Co.	18,591	1,046,673
CTS Corp.	63,411	2,684,188
Daktronics, Inc.(1)	98,256	1,859,986
ePlus, Inc.	51,345	4,600,512
Insight Enterprises, Inc.(1)	560	48,479
IPG Photonics Corp.(1)	28,540	2,272,926
Kimball Electronics, Inc.(1)	59,363	1,715,591
Knowles Corp.(1)	196,781	4,423,637
Methode Electronics, Inc.	71,551	542,357
M-Tron Industries, Inc.(1)(2)	4,252	219,701
Napco Security Technologies, Inc.	73,577	2,972,511
Novanta, Inc.(1)	2,014	228,911
PC Connection, Inc.	26,701	1,549,726
Plexus Corp.(1)	5,050	721,897
Powerfleet, Inc. NJ(1)	35,591	176,887
RF Industries Ltd.(1)	10,676	66,405
Richardson Electronics Ltd.	23,290	243,613
Rogers Corp.(1)	34,930	2,927,483
ScanSource, Inc.(1)	45,072	1,853,361
TTM Technologies, Inc.(1)	138,270	9,703,789

Vishay Intertechnology, Inc.	233,663	3,194,173
Vishay Precision Group, Inc.(1)	29,178	996,137
		49,609,052
Energy Equipment and Services — 3.0%
Atlas Energy Solutions, Inc.(2)	136,865	1,179,776
Bristow Group, Inc.(1)	57,019	2,138,783
Cactus, Inc., Class A	50,057	2,148,446
Core Laboratories, Inc.	84,426	1,274,833
DMC Global, Inc.(1)	36,357	225,777
Energy Services of America Corp.(2)	15,449	138,269
Expro Group Holdings NV(1)	198,065	2,763,007
Forum Energy Technologies, Inc.(1)	28,491	894,617
Geospace Technologies Corp.(1)	25,781	339,536
Gulf Island Fabrication, Inc.(1)	5,910	70,211
Helix Energy Solutions Group, Inc.(1)	308,058	2,051,666
Helmerich & Payne, Inc.	143,223	3,995,922
Innovex International, Inc.(1)	94,999	2,091,878
Kodiak Gas Services, Inc.	74,127	2,609,270
Liberty Energy, Inc., Class A	304,527	5,414,490
Mammoth Energy Services, Inc.(1)	3,873	7,126
Nabors Industries Ltd.(1)(2)	25,551	1,274,228
National Energy Services Reunited Corp.(1)	18,523	258,211
Natural Gas Services Group, Inc.	29,096	901,103
Oceaneering International, Inc.(1)	239,511	5,844,068
Oil States International, Inc.(1)	136,361	859,074
Patterson-UTI Energy, Inc.	764,682	4,442,802
ProFrac Holding Corp., Class A(1)	40,838	144,567
ProPetro Holding Corp.(1)	175,076	1,675,477
Ranger Energy Services, Inc.	38,450	519,460
RPC, Inc.	211,506	1,125,212
SEACOR Marine Holdings, Inc.(1)	46,082	328,104
Seadrill Ltd.(1)	98,318	3,000,665
Select Water Solutions, Inc., Class A	212,168	2,142,897
Smart Sand, Inc.	4,554	13,434
TETRA Technologies, Inc.(1)	279,802	2,174,062
Tidewater, Inc.(1)	82,314	4,446,602
Transocean Ltd.(1)	1,039,455	4,583,997
Valaris Ltd.(1)	3,153	177,861
		61,255,431
Entertainment — 0.7%
Cinemark Holdings, Inc.	137,253	3,757,987
Cineverse Corp.(1)	11,774	29,670
CuriosityStream, Inc.	872	4,194
Eventbrite, Inc., Class A(1)	2,550	6,350
IMAX Corp.(1)(2)	108,717	4,033,401
Marcus Corp.	52,146	818,692
Skillz, Inc.(1)(2)	7,386	41,288
Sphere Entertainment Co.(1)(2)	65,427	5,534,470
Starz Entertainment Corp.(1)	7,508	82,363
		14,308,415
Financial Services — 1.8%
Acacia Research Corp.(1)	65,027	243,201
Alerus Financial Corp.	47,159	1,015,805
Cannae Holdings, Inc.	115,772	1,863,929
Cass Information Systems, Inc.	30,898	1,297,716

Euronet Worldwide, Inc.(1)	4,234	313,697
EVERTEC, Inc.	150,384	4,346,098
Federal Agricultural Mortgage Corp., Class C	17,896	3,073,817
Finance of America Cos., Inc., Class A(1)(2)	4,640	111,174
Flywire Corp.(1)	60,987	853,208
International Money Express, Inc.(1)	56,951	867,933
loanDepot, Inc., Class A(1)(2)	70,482	199,464
Marqeta, Inc., Class A(1)	949,249	4,546,903
Merchants Bancorp	45,783	1,496,646
NCR Atleos Corp.(1)	165,478	6,134,270
NewtekOne, Inc.	46,809	499,920
NMI Holdings, Inc., Class A(1)	44,704	1,705,458
Onity Group, Inc.(1)	13,280	591,624
Paymentus Holdings, Inc., Class A(1)	152	5,277
Payoneer Global, Inc.(1)	570,172	3,295,594
Paysafe Ltd.(1)(2)	73,482	565,077
Remitly Global, Inc.(1)	1,409	19,085
Repay Holdings Corp.(1)	116,175	385,701
Velocity Financial, Inc.(1)	17,798	344,035
Walker & Dunlop, Inc.	18,828	1,217,042
Waterstone Financial, Inc.	27,407	429,194
Western Union Co.(2)	231,562	2,035,430
		37,457,298
Food Products — 1.2%
Alico, Inc.(2)	12,399	431,423
B&G Foods, Inc.	169,812	782,833
Calavo Growers, Inc.	40,388	827,550
Dole PLC	127,402	1,844,781
Flowers Foods, Inc.	27,101	290,794
Fresh Del Monte Produce, Inc.	91,034	3,289,969
Freshpet, Inc.(1)	792	45,271
Hain Celestial Group, Inc.(1)	1,676	1,844
J&J Snack Foods Corp.	28,370	2,619,969
John B Sanfilippo & Son, Inc.	19,801	1,438,147
Lifeway Foods, Inc.(1)	12,800	317,248
Limoneira Co.	34,799	483,358
Mama's Creations, Inc.(1)	90,624	1,025,864
Mission Produce, Inc.(1)	92,106	1,107,114
Seaboard Corp.	294	1,375,793
Seneca Foods Corp., Class A(1)	13,061	1,579,728
Simply Good Foods Co.(1)	56,666	1,115,187
Tootsie Roll Industries, Inc.(2)	33,406	1,281,454
TreeHouse Foods, Inc.(1)	79,153	1,890,965
Utz Brands, Inc.	144,516	1,400,360
Vital Farms, Inc.(1)	72,944	2,385,269
		25,534,921
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	12,969	1,803,469
Northwest Natural Holding Co.	92,464	4,574,194
RGC Resources, Inc.	191	4,309
Star Group LP	11,720	140,640
		6,522,612
Ground Transportation — 0.4%
ArcBest Corp.	37,995	2,438,139
Covenant Logistics Group, Inc.	34,780	693,513

Heartland Express, Inc.	89,220	701,269
Marten Transport Ltd.	122,274	1,253,309
PAMT Corp.(1)	8	72
Proficient Auto Logistics, Inc.(1)	16,390	133,742
Schneider National, Inc., Class B	2,098	47,436
Universal Logistics Holdings, Inc.	13,552	203,551
Werner Enterprises, Inc.	103,818	2,653,588
		8,124,619
Health Care Equipment and Supplies — 3.0%
Acme United Corp.	4,184	154,808
AngioDynamics, Inc.(1)	91,283	1,131,909
AtriCure, Inc.(1)	65,342	2,360,153
Avanos Medical, Inc.(1)	102,693	1,205,616
Beta Bionics, Inc.(1)	2,499	78,319
Bioventus, Inc., Class A(1)(2)	80,046	607,549
Butterfly Network, Inc.(1)(2)	27,428	85,027
CONMED Corp.	68,423	2,970,927
CVRx, Inc.(1)(2)	358	3,512
Dentsply Sirona, Inc.	307,452	3,486,506
Electromed, Inc.(1)	10,908	292,007
Enovis Corp.(1)	111,090	3,362,694
Envista Holdings Corp.(1)	226,562	4,735,146
Haemonetics Corp.(1)	46,761	3,804,007
ICU Medical, Inc.(1)	17,241	2,559,254
Inogen, Inc.(1)	48,644	344,399
Integer Holdings Corp.(1)	3,259	235,235
Integra LifeSciences Holdings Corp.(1)	81,313	1,066,827
iRadimed Corp.	19,279	1,797,188
Kewaunee Scientific Corp.(1)	3,777	145,226
Lantheus Holdings, Inc.(1)	119	7,006
LeMaitre Vascular, Inc.	43,556	3,612,970
LENSAR, Inc.(1)(2)	1,009	10,272
LivaNova PLC(1)	124,853	7,966,870
Merit Medical Systems, Inc.(1)	4	346
Neogen Corp.(1)	149,350	893,113
Novocure Ltd.(1)	159,232	2,039,762
Omnicell, Inc.(1)	87,961	3,211,456
OraSure Technologies, Inc.(1)	145,728	346,833
Orchestra BioMed Holdings, Inc.(1)	3,182	16,928
Orthofix Medical, Inc.(1)	79,553	1,280,008
OrthoPediatrics Corp.(1)	39,050	722,034
Outset Medical, Inc.(1)	26,735	121,912
Pro-Dex, Inc.(1)	587	21,390
Pulmonx Corp.(1)	5,982	9,691
QuidelOrtho Corp.(1)	118,814	3,249,563
Semler Scientific, Inc.(1)	4,471	97,110
Sensus Healthcare, Inc.(1)(2)	20,030	83,926
Sight Sciences, Inc.(1)	48,929	409,046
STAAR Surgical Co.(1)	26,673	707,901
Tactile Systems Technology, Inc.(1)	48,086	1,236,291
UFP Technologies, Inc.(1)	16,340	3,704,115
Utah Medical Products, Inc.	5,935	334,437
Varex Imaging Corp.(1)	81,490	942,839
		61,452,128

Health Care Providers and Services — 2.1%
Acadia Healthcare Co., Inc.(1)(2)	112,172	1,929,358
AdaptHealth Corp.(1)	233,134	2,252,074
Addus HomeCare Corp.(1)	1,722	206,984
AirSculpt Technologies, Inc.(1)(2)	1,733	6,117
AMN Healthcare Services, Inc.(1)	80,934	1,347,551
Ardent Health, Inc.(1)	40,543	355,968
Astrana Health, Inc.(1)	30,305	698,227
Brookdale Senior Living, Inc.(1)	561,868	6,253,591
Castle Biosciences, Inc.(1)	56,651	2,263,207
Clover Health Investments Corp.(1)(2)	524,874	1,306,936
Concentra Group Holdings Parent, Inc.	236,902	4,870,705
CorVel Corp.(1)	161	11,782
Cross Country Healthcare, Inc.(1)	54,283	556,944
Fulgent Genetics, Inc.(1)	44,212	1,307,791
Guardian Pharmacy Services, Inc., Class A(1)	170	4,978
InfuSystem Holdings, Inc.(1)	33,294	308,968
Joint Corp.(1)(2)	18,597	156,587
National HealthCare Corp.	27,551	3,754,926
National Research Corp.	35,801	608,259
NeoGenomics, Inc.(1)	37,869	458,215
Nutex Health, Inc.(1)(2)	7,196	828,332
Owens & Minor, Inc.(1)	168,921	459,465
Pediatrix Medical Group, Inc.(1)	202,695	4,882,923
Pennant Group, Inc.(1)	4,675	129,497
Progyny, Inc.(1)	142,305	3,752,583
Sonida Senior Living, Inc.(1)	38	1,231
Strata Critical Medical, Inc.(1)(2)	150,214	651,929
Surgery Partners, Inc.(1)(2)	158,453	2,704,793
Talkspace, Inc.(1)	161,352	545,370
		42,615,291
Health Care Technology — 0.3%
American Well Corp., Class A(1)	5,017	21,222
CareCloud, Inc.(1)	25,982	80,544
Claritev Corp.(1)	20,469	1,106,759
Definitive Healthcare Corp.(1)	26,904	76,407
Evolent Health, Inc., Class A(1)	215,220	903,924
GoodRx Holdings, Inc., Class A(1)	89,627	251,852
Health Catalyst, Inc.(1)(2)	133,749	399,909
HealthStream, Inc.	51,051	1,283,933
Teladoc Health, Inc.(1)	289,551	2,197,692
TruBridge, Inc.(1)	28,837	633,261
		6,955,503
Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)	132,550	1,357,312
Biglari Holdings, Inc., Class A(1)	7	10,676
Biglari Holdings, Inc., Class B(1)	1,041	305,960
BJ's Restaurants, Inc.(1)	43,383	1,663,738
Bloomin' Brands, Inc.	130,440	926,124
Brightstar Lottery PLC	75,438	1,179,850
Caesars Entertainment, Inc.(1)	7,324	170,430
Cheesecake Factory, Inc.	108,348	5,163,866
Cracker Barrel Old Country Store, Inc.	38,665	1,117,032
Dave & Buster's Entertainment, Inc.(1)	44,958	786,316
El Pollo Loco Holdings, Inc.(1)	55,051	600,606

First Watch Restaurant Group, Inc.(1)	92,977	1,725,653
Full House Resorts, Inc.(1)(2)	46,101	124,012
Global Business Travel Group I(1)	1,224	9,437
Golden Entertainment, Inc.	43,269	1,298,935
Hilton Grand Vacations, Inc.(1)	42,227	1,808,582
Marriott Vacations Worldwide Corp.	65,540	3,578,484
Monarch Casino & Resort, Inc.	30,605	2,955,831
ONE Group Hospitality, Inc.(1)(2)	18,811	37,810
Penn Entertainment, Inc.(1)	187,992	2,789,801
Portillo's, Inc., Class A(1)(2)	110,622	577,447
Pursuit Attractions & Hospitality, Inc.(1)	45,931	1,576,811
RCI Hospitality Holdings, Inc.(2)	15,168	369,493
Rush Street Interactive, Inc.(1)	4,495	82,888
Serve Robotics, Inc.(1)(2)	42,466	435,701
Shake Shack, Inc., Class A(1)	1,583	138,481
Six Flags Entertainment Corp.(1)	10,087	153,121
Super Group SGHC Ltd.	259,298	2,808,197
Target Hospitality Corp.(1)	69,905	545,259
Wendy's Co.	234,994	1,985,699
		36,283,552
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	3,960	61,499
Beazer Homes USA, Inc.(1)	58,607	1,340,342
Century Communities, Inc.	46,830	3,057,531
Champion Homes, Inc.(1)	157	13,477
Cricut, Inc., Class A	110,723	524,827
Dream Finders Homes, Inc., Class A(1)(2)	49,186	972,407
Ethan Allen Interiors, Inc.	50,636	1,197,035
Flexsteel Industries, Inc.	6,973	275,643
Green Brick Partners, Inc.(1)	49,707	3,374,111
Hamilton Beach Brands Holding Co., Class A	12,028	191,847
Helen of Troy Ltd.(1)	35,552	673,710
Hooker Furnishings Corp.(2)	14,734	158,096
Hovnanian Enterprises, Inc., Class A(1)	8,484	1,116,325
KB Home	2,978	191,575
La-Z-Boy, Inc.	84,766	3,299,093
Legacy Housing Corp.(1)	19,738	393,378
Leggett & Platt, Inc.	252,330	2,588,906
LGI Homes, Inc.(1)(2)	37,179	1,934,052
Lifetime Brands, Inc.	15,165	57,779
Lovesac Co.(1)(2)	25,958	372,497
M/I Homes, Inc.(1)	11,128	1,531,101
Newell Brands, Inc.	761,053	2,777,843
Smith Douglas Homes Corp.(1)(2)	7,107	138,018
Sonos, Inc.(1)	230,113	4,270,897
Tri Pointe Homes, Inc.(1)	32,854	1,120,978
Universal Electronics, Inc.(1)	13,440	44,486
		31,677,453
Household Products — 0.6%
Central Garden & Pet Co.(1)	16,236	554,622
Central Garden & Pet Co., Class A(1)	106,947	3,308,940
Energizer Holdings, Inc.	126,604	2,307,991
Oil-Dri Corp. of America	26,382	1,435,972
Spectrum Brands Holdings, Inc.	49,034	2,910,168

WD-40 Co.	8,568	1,677,614
		12,195,307
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	81,742	1,666,720
Montauk Renewables, Inc.(1)(2)	99,672	162,465
XPLR Infrastructure LP(1)	170,123	1,621,272
		3,450,457
Insurance — 3.0%
Abacus Global Management, Inc.(1)	4,258	28,230
American Coastal Insurance Corp., Class C	45,397	542,494
American Integrity Insurance Group, Inc.(1)	4,057	85,765
AMERISAFE, Inc.	40,805	1,664,844
Assured Guaranty Ltd.	1,527	138,255
Ategrity Specialty Holdings LLC(1)	2,760	52,523
Bowhead Specialty Holdings, Inc.(1)	29,267	815,086
Brighthouse Financial, Inc.(1)	83,063	5,444,780
Citizens, Inc.(1)	13,730	81,831
CNO Financial Group, Inc.	15,645	640,350
Crawford & Co., Class A	110	1,230
Crawford & Co., Class B	45	466
Donegal Group, Inc., Class A	43,236	870,341
eHealth, Inc.(1)	57,649	235,208
Employers Holdings, Inc.	52,183	2,079,493
F&G Annuities & Life, Inc.	85	2,746
Fidelis Insurance Holdings Ltd.	140,278	2,670,893
Genworth Financial, Inc., Class A(1)	108,674	943,290
GoHealth, Inc., Class A(1)(2)	3,584	10,752
Greenlight Capital Re Ltd., Class A(1)	51,825	684,608
Hagerty, Inc., Class A(1)	241	3,220
Hamilton Insurance Group Ltd., Class B(1)	26,860	732,741
HCI Group, Inc.	25,046	4,451,926
Heritage Insurance Holdings, Inc.(1)	65,096	1,891,039
Hippo Holdings, Inc.(1)	39,708	1,301,628
Horace Mann Educators Corp.	101,286	4,636,873
Investors Title Co.	2,670	744,690
James River Group Holdings, Inc.	81,741	481,454
Kemper Corp.	6,718	273,557
Kingstone Cos., Inc.(2)	22,337	339,969
Octave Specialty Group, Inc.(1)	92,222	829,076
Oscar Health, Inc., Class A(1)	1,366	24,547
Palomar Holdings, Inc.(1)	7,118	884,127
ProAssurance Corp.(1)	96,351	2,320,132
Root, Inc., Class A(1)(2)	18,689	1,511,753
Safety Insurance Group, Inc.	31,500	2,394,630
Selectquote, Inc.(1)	289,122	419,227
SiriusPoint Ltd.(1)	244,009	5,075,387
Skyward Specialty Insurance Group, Inc.(1)	72,614	3,555,181
Slide Insurance Holdings, Inc.(1)	7,181	121,287
Stewart Information Services Corp.	53,552	4,103,690
Tiptree, Inc.	46,699	877,007
Trupanion, Inc.(1)	59,943	2,115,388
TWFG, Inc.(1)	10,277	291,970
United Fire Group, Inc.	46,006	1,681,519
Universal Insurance Holdings, Inc.	67,412	2,233,360
		60,288,563

Interactive Media and Services — 1.2%
Angi, Inc.(1)	54,744	625,177
Bumble, Inc., Class A(1)	2,988	10,607
Cargurus, Inc.(1)	32,072	1,131,500
Cars.com, Inc.(1)	124,470	1,443,852
EverQuote, Inc., Class A(1)	48,404	1,277,382
Getty Images Holdings, Inc.(1)	174,982	269,472
Grindr, Inc.(1)	2,341	30,035
IAC, Inc.(1)	97,463	3,418,027
IZEA Worldwide, Inc.(1)	392	1,972
Nextdoor Holdings, Inc.(1)	143,272	250,726
QuinStreet, Inc.(1)	17,558	245,110
Shutterstock, Inc.	40,112	835,132
Taboola.com Ltd.(1)	409,901	1,672,396
TripAdvisor, Inc.(1)	243,271	3,617,440
TrueCar, Inc.(1)	8,110	17,274
Webtoon Entertainment, Inc.(1)(2)	88,014	1,224,275
Yelp, Inc.(1)	113,574	3,283,424
Ziff Davis, Inc.(1)	80,406	2,638,925
ZoomInfo Technologies, Inc.(1)	164,062	1,627,495
		23,620,221
IT Services — 0.5%
ASGN, Inc.(1)	43,261	1,947,178
Commerce.com, Inc.(1)	57,844	265,504
Crexendo, Inc.(1)	32,567	227,318
CSP, Inc.(2)	6,877	78,810
DXC Technology Co.(1)	298,099	3,934,907
Fastly, Inc., Class A(1)	145,549	1,697,101
Globant SA(1)	696	44,286
Hackett Group, Inc.	58,715	1,084,466
Information Services Group, Inc.	60,736	326,760
TSS, Inc.(1)(2)	35,383	340,738
		9,947,068
Leisure Products — 0.8%
American Outdoor Brands, Inc.(1)	16,197	116,133
Brunswick Corp.	464	30,675
Clarus Corp.	54,779	196,109
Escalade, Inc.	815	10,807
Funko, Inc., Class A(1)(2)	68,831	217,506
JAKKS Pacific, Inc.	16,384	269,189
Johnson Outdoors, Inc., Class A	10,216	418,754
Latham Group, Inc.(1)	106,196	759,301
Malibu Boats, Inc., Class A(1)	39,449	1,119,957
Marine Products Corp.	6,827	57,825
MasterCraft Boat Holdings, Inc.(1)	35,276	651,900
Polaris, Inc.	34,696	2,302,427
Smith & Wesson Brands, Inc.	100,741	877,454
Sturm Ruger & Co., Inc.	34,942	1,052,453
Topgolf Callaway Brands Corp.(1)	234,723	3,023,232
YETI Holdings, Inc.(1)	136,250	5,651,650
		16,755,372
Life Sciences Tools and Services — 0.7%
10X Genomics, Inc., Class A(1)	202,232	3,803,984
AbCellera Biologics, Inc.(1)(2)	39,804	148,469
Azenta, Inc.(1)	80,799	2,873,212

Codexis, Inc.(1)	4,790	8,287
CryoPort, Inc.(1)	101,233	973,861
Cytek Biosciences, Inc.(1)	258,403	1,459,977
Ginkgo Bioworks Holdings, Inc.(1)(2)	83,288	772,913
Lifecore Biomedical, Inc.(1)(2)	5	39
MaxCyte, Inc.(1)	189,684	333,844
Mesa Laboratories, Inc.	12,843	1,030,009
Nautilus Biotechnology, Inc.(1)	518	1,165
Niagen Bioscience, Inc.(1)	129,954	879,789
OmniAb, Inc.(1)	309	4
OmniAb, Inc.(1)	309	3
Pacific Biosciences of California, Inc.(1)	34,822	80,787
Personalis, Inc.(1)(2)	110,749	1,188,337
Quanterix Corp.(1)	91,854	666,860
Quantum-Si, Inc.(1)	12,422	17,515
Rapid Micro Biosystems, Inc., Class A(1)(2)	16,922	70,903
Seer, Inc.(1)	61,532	118,141
		14,428,099
Machinery — 4.0%
3D Systems Corp.(1)(2)	40,071	83,348
Aebi Schmidt Holding AG	12,867	153,246
AirJoule Technologies Corp.(1)	3,367	10,976
Alamo Group, Inc.	21,774	3,491,896
Albany International Corp., Class A	53,276	2,540,200
Astec Industries, Inc.	55,056	2,436,779
Atmus Filtration Technologies, Inc.	37,274	1,886,437
Blue Bird Corp.(1)(2)	65,101	3,399,574
CECO Environmental Corp.(1)	33,674	1,756,099
Columbus McKinnon Corp.	27,512	452,297
Douglas Dynamics, Inc.	56,479	1,824,836
Eastern Co.	4,874	95,043
Energy Recovery, Inc.(1)	61,892	894,339
Enerpac Tool Group Corp.	108,364	4,103,745
Enpro, Inc.	4,300	958,255
Gencor Industries, Inc.(1)	8,053	107,991
Gorman-Rupp Co.	50,115	2,329,846
Graham Corp.(1)	24,956	1,434,970
Greenbrier Cos., Inc.	62,615	2,785,115
Helios Technologies, Inc.	67,100	3,622,729
Hillenbrand, Inc.	136,998	4,362,016
Hillman Solutions Corp.(1)	443,526	3,880,853
Hurco Cos., Inc.(1)	2,194	35,543
Hyster-Yale, Inc.	23,032	669,771
Kadant, Inc.	3,641	1,012,635
Kennametal, Inc.	152,056	4,208,910
L.B. Foster Co., Class A(1)	18,265	492,790
Lindsay Corp.	22,244	2,556,503
Luxfer Holdings PLC	60,664	758,300
Manitowoc Co., Inc.(1)	88,410	997,265
Mayville Engineering Co., Inc.(1)	28,283	480,528
Microvast Holdings, Inc.(1)(2)	316,871	1,115,386
Miller Industries, Inc.	24,612	953,469
Mueller Water Products, Inc., Class A	23,302	564,840
NN, Inc.(1)	29,536	37,511
Omega Flex, Inc.	6,785	183,874

Palladyne AI Corp.(1)	355	2,024
Park-Ohio Holdings Corp.	15,056	322,349
Perma-Pipe International Holdings, Inc.(1)	12,379	318,140
Proto Labs, Inc.(1)	58,005	2,947,814
REV Group, Inc.	114,844	6,117,740
Richtech Robotics, Inc., Class B(1)	23,567	83,663
Standex International Corp.	8,390	2,056,892
Taylor Devices, Inc.(1)(2)	5,462	268,894
Tennant Co.	38,637	2,825,524
Terex Corp.	28,810	1,331,310
Titan International, Inc.(1)	124,363	1,006,097
Trinity Industries, Inc.	185,427	4,917,524
Twin Disc, Inc.	4,606	71,623
Wabash National Corp.	79,300	669,292
Worthington Enterprises, Inc.	54,834	3,008,193
		82,624,994
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.(1)	24,425	402,280
Costamare, Inc.	91,240	1,393,235
Genco Shipping & Trading Ltd.	86,092	1,628,861
Matson, Inc.	12,137	1,322,690
Pangaea Logistics Solutions Ltd.	59,198	415,570
Safe Bulkers, Inc.	120,433	637,090
Star Bulk Carriers Corp.	107	2,129
		5,801,855
Media — 1.2%
Advantage Solutions, Inc.(1)(2)	20,381	19,354
AMC Networks, Inc., Class A(1)	64,712	577,231
Boston Omaha Corp., Class A(1)(2)	58,892	732,028
Cable One, Inc.	7,864	921,582
DoubleVerify Holdings, Inc.(1)	279,366	2,944,518
Emerald Holding, Inc.(2)	37,102	135,793
Entravision Communications Corp., Class A	89,160	247,865
EW Scripps Co., Class A(1)	182,876	773,565
Gambling.com Group Ltd.(1)	27,514	156,004
Gray Media, Inc.	195,890	963,779
Integral Ad Science Holding Corp.(1)	160,905	1,654,103
John Wiley & Sons, Inc., Class A	89,947	3,270,473
Magnite, Inc.(1)	310,658	4,563,566
National CineMedia, Inc.	138,088	595,159
NIQ Global Intelligence PLC(1)	2,462	38,703
PubMatic, Inc., Class A(1)	87,638	789,618
Scholastic Corp.	40,075	1,183,816
Sinclair, Inc.	53,352	840,828
Stagwell, Inc.(1)(2)	235,923	1,264,547
TechTarget, Inc.(1)	34,536	180,623
Thryv Holdings, Inc.(1)	88,338	497,343
Townsquare Media, Inc., Class A	2,639	13,010
USA TODAY Co., Inc.(1)	342,106	1,713,951
WideOpenWest, Inc.(1)	115,154	596,498
		24,673,957
Metals and Mining — 1.7%
Alpha Metallurgical Resources, Inc.(1)	13,063	2,079,760
American Battery Technology Co.(1)	3,066	11,467
Ascent Industries Co.(1)	6,470	91,680

Caledonia Mining Corp. PLC	38,471	1,185,292
Century Aluminum Co.(1)	123,060	3,688,108
Compass Minerals International, Inc.(1)	100,784	1,913,888
Dakota Gold Corp.(1)	120,319	561,890
Elevra Lithium Ltd., ADR(1)(2)	8,624	324,090
Ferroglobe PLC	155,131	687,230
Idaho Strategic Resources, Inc.(1)(2)	8,865	351,852
Kaiser Aluminum Corp.	35,820	3,440,511
Materion Corp.	46,445	5,675,115
McEwen, Inc.(1)	111,770	2,080,040
Metallus, Inc.(1)	86,162	1,456,999
Olympic Steel, Inc.	23,223	903,142
Ramaco Resources, Inc., Class A(1)	59,948	940,584
Ramaco Resources, Inc., Class B	12,913	161,542
Ryerson Holding Corp.	62,624	1,435,968
SunCoke Energy, Inc.	185,274	1,207,986
Tredegar Corp.(1)	39,602	308,896
Warrior Met Coal, Inc.	47,911	3,750,952
Worthington Steel, Inc.	64,449	2,175,154
		34,432,146
Multi-Utilities — 0.3%
Avista Corp.	74,312	3,075,031
Northwestern Energy Group, Inc.	8,523	588,854
Unitil Corp.	37,493	1,883,273
		5,547,158
Oil, Gas and Consumable Fuels — 4.9%
Amplify Energy Corp.(1)(2)	80,606	443,333
Ardmore Shipping Corp.	92,377	1,129,771
Berry Corp.	127,070	430,767
BKV Corp.(1)	33,707	930,650
California Resources Corp.	20,671	987,660
Centrus Energy Corp., Class A(1)(2)	23,008	5,965,974
Chord Energy Corp.	1	94
Civitas Resources, Inc.	169,962	4,991,784
Clean Energy Fuels Corp.(1)	139,382	303,853
Comstock, Inc.(1)	42,190	151,040
Core Natural Resources, Inc.	346	27,680
Crescent Energy Co., Class A	328,286	3,095,737
CVR Energy, Inc.(1)	67,252	2,322,212
Delek U.S. Holdings, Inc.	119,584	4,624,313
DHT Holdings, Inc.	303,792	3,958,410
Dorian LPG Ltd.	89,279	2,212,334
Encore Energy Corp.(1)	206,283	563,153
Epsilon Energy Ltd.	18,704	89,966
Evolution Petroleum Corp.	56,902	223,625
Excelerate Energy, Inc., Class A	44,420	1,247,314
FutureFuel Corp.	51,471	169,854
Gevo, Inc.(1)(2)	115,726	247,654
Golar LNG Ltd.	772	28,525
Gran Tierra Energy, Inc.(1)(2)	66,911	303,107
Granite Ridge Resources, Inc.	160,853	828,393
Green Plains, Inc.(1)	143,984	1,487,355
Gulfport Energy Corp.(1)	12,882	2,866,116
HighPeak Energy, Inc.	45,971	308,465
Infinity Natural Resources, Inc., Class A(1)	2,476	32,782

International Seaways, Inc.	120,815	6,399,571
Kimbell Royalty Partners LP	181,832	2,263,808
Kosmos Energy Ltd.(1)	650,867	728,971
Lightbridge Corp.(1)	274	4,455
NACCO Industries, Inc., Class A	489	23,589
Navigator Holdings Ltd.	34,043	609,029
Nordic American Tankers Ltd.	413,876	1,506,509
Northern Oil & Gas, Inc.	175,762	3,935,311
Par Pacific Holdings, Inc.(1)	124,255	5,672,241
PBF Energy, Inc., Class A	131,712	4,541,430
Peabody Energy Corp.	156,915	4,274,365
Plains GP Holdings LP, Class A(1)	101,468	1,881,217
Prairie Operating Co.(1)(2)	5,818	10,880
PrimeEnergy Resources Corp.(1)	467	85,746
REX American Resources Corp.(1)	73,781	2,434,035
Riley Exploration Permian, Inc.	32,861	900,063
SandRidge Energy, Inc.	75,096	1,061,857
Scorpio Tankers, Inc.	91,560	5,249,135
SFL Corp. Ltd.	249,584	2,054,076
SM Energy Co.	125,023	2,381,688
Summit Midstream Corp.(1)	21,810	546,122
Talos Energy, Inc.(1)	271,046	3,106,187
Tamboran Resources Corp.(1)	1,879	44,701
Teekay Corp. Ltd.	132,917	1,290,624
Teekay Tankers Ltd., Class A	51,694	2,981,193
VAALCO Energy, Inc.	250,886	898,172
Vital Energy, Inc.(1)	56,186	1,007,415
Vitesse Energy, Inc.	56,500	1,195,540
World Kinect Corp.	106,015	2,457,428
		99,517,279
Paper and Forest Products — 0.2%
Clearwater Paper Corp.(1)	36,175	658,023
Mercer International, Inc.	79,793	144,426
Sylvamo Corp.	62,743	2,972,136
		3,774,585
Passenger Airlines — 0.3%
Allegiant Travel Co.(1)	31,477	2,392,252
Frontier Group Holdings, Inc.(1)(2)	145,617	664,014
JetBlue Airways Corp.(1)	479,103	2,189,501
SkyWest, Inc.(1)	2,468	250,551
Sun Country Airlines Holdings, Inc.(1)	108,473	1,486,080
		6,982,398
Personal Care Products — 0.3%
Beauty Health Co.(1)(2)	49,543	73,324
Coty, Inc., Class A(1)	4,873	16,178
Edgewell Personal Care Co.	108,221	1,932,827
Honest Co., Inc.(1)(2)	163,339	439,382
Interparfums, Inc.	4,235	344,179
Lifevantage Corp.	18,978	130,379
Medifast, Inc.(1)(2)	19,260	211,282
Nature's Sunshine Products, Inc.(1)	26,302	541,295
Nu Skin Enterprises, Inc., Class A	114,853	1,135,896
USANA Health Sciences, Inc.(1)	21,860	433,921
Waldencast PLC, Class A(1)	2,787	7,023
		5,265,686

Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc.(1)	61,776	174,826
Alto Neuroscience, Inc.(1)	2,571	35,608
Alumis, Inc.(1)	3,449	26,454
Amphastar Pharmaceuticals, Inc.(1)	71,419	1,978,306
ANI Pharmaceuticals, Inc.(1)	33,268	2,822,790
Arvinas, Inc.(1)	35,608	448,127
Atai Beckley NV(1)	284,293	1,105,900
Atea Pharmaceuticals, Inc.(1)(2)	160,404	497,252
BioAge Labs, Inc.(1)	1,449	13,751
Cassava Sciences, Inc.(1)	53,367	173,443
Collegium Pharmaceutical, Inc.(1)	62,202	2,903,589
Contineum Therapeutics, Inc., Class A(1)	12,652	140,058
Cumberland Pharmaceuticals, Inc.(1)	3,758	8,493
Edgewise Therapeutics, Inc.(1)	24,056	626,418
Enliven Therapeutics, Inc.(1)(2)	38,379	828,986
EyePoint Pharmaceuticals, Inc.(1)	127,728	1,894,206
Fulcrum Therapeutics, Inc.(1)	142,238	1,556,084
Harmony Biosciences Holdings, Inc.(1)	82,159	2,899,391
Harrow, Inc.(1)(2)	39,995	1,670,991
Innoviva, Inc.(1)	129,293	2,809,537
LENZ Therapeutics, Inc.(1)(2)	195	5,951
Ligand Pharmaceuticals, Inc.(1)	38,076	7,736,282
MBX Biosciences, Inc.(1)	1,974	68,083
Neumora Therapeutics, Inc.(1)(2)	23,969	53,691
Nuvation Bio, Inc.(1)	610,044	4,898,653
Oramed Pharmaceuticals, Inc.(1)(2)	15,439	44,001
Organon & Co.	544,447	4,197,686
Pacira BioSciences, Inc.(1)	104,905	2,472,611
Perrigo Co. PLC	73,179	976,940
Phibro Animal Health Corp., Class A	409	17,129
Prestige Consumer Healthcare, Inc.(1)	18,161	1,081,488
Rapport Therapeutics, Inc.(1)	39,132	1,162,612
Septerna, Inc.(1)	33,331	967,266
SIGA Technologies, Inc.	106,211	643,639
Supernus Pharmaceuticals, Inc.(1)	129,437	5,901,033
Terns Pharmaceuticals, Inc.(1)	169,146	4,754,694
Theravance Biopharma, Inc.(1)	81,633	1,657,150
Third Harmonic Bio, Inc.(1)(2)	36,211	1,086
Ventyx Biosciences, Inc.(1)	84,699	846,990
		60,101,195
Professional Services — 2.6%
Alight, Inc., Class A	30,320	70,039
Asure Software, Inc.(1)	46,541	372,328
BlackSky Technology, Inc.(1)(2)	41,302	731,871
Clarivate PLC(1)(2)	460,339	1,730,875
Concentrix Corp.	21,745	787,386
Conduent, Inc.(1)	355,021	688,741
CRA International, Inc.	14,277	2,517,606
CSG Systems International, Inc.	69,185	5,449,702
DLH Holdings Corp.(1)(2)	3,723	23,120
Exponent, Inc.	3,312	239,458
First Advantage Corp.(1)	13,462	186,853
Forrester Research, Inc.(1)	11,718	84,252
Franklin Covey Co.(1)	21,438	337,005

Heidrick & Struggles International, Inc.	48,649	2,863,967
HireQuest, Inc.	2,798	24,315
Huron Consulting Group, Inc.(1)	40,517	6,669,503
IBEX Holdings Ltd.(1)	25,873	910,471
ICF International, Inc.	37,024	2,889,353
Innodata, Inc.(1)	75,746	4,353,123
Insperity, Inc.	53,413	1,889,218
Kelly Services, Inc., Class A	68,736	593,879
Kforce, Inc.	35,452	1,042,289
Korn Ferry	22,295	1,466,342
Legalzoom.com, Inc.(1)	304,342	2,839,511
ManpowerGroup, Inc.	73,449	2,112,393
Mistras Group, Inc.(1)	43,495	521,505
RCM Technologies, Inc.(1)	7,072	138,470
Resources Connection, Inc.	57,987	280,367
Robert Half, Inc.	3,455	93,423
Science Applications International Corp.	16,000	1,379,360
Skillsoft Corp.(1)	5,169	51,638
TaskUS, Inc., Class A(1)	40,140	460,406
TriNet Group, Inc.	3,591	210,433
TrueBlue, Inc.(1)	55,816	273,498
TTEC Holdings, Inc.(1)(2)	4,476	15,039
Upwork, Inc.(1)	224,179	4,425,294
Verra Mobility Corp.(1)	55,710	1,215,592
Willdan Group, Inc.(1)	33,724	3,402,752
		53,341,377
Real Estate Management and Development — 0.8%
AMREP Corp.(1)(2)	877	19,338
Cushman & Wakefield Ltd.(1)	189,649	3,176,621
Douglas Elliman, Inc.(1)	136,369	361,378
eXp World Holdings, Inc.	8,623	97,871
Five Point Holdings LLC, Class A(1)(2)	145,956	904,927
Forestar Group, Inc.(1)	43,336	1,105,935
FRP Holdings, Inc.(1)	24,239	565,011
Kennedy-Wilson Holdings, Inc.	229,917	2,237,092
Marcus & Millichap, Inc.	56,189	1,646,338
Offerpad Solutions, Inc.(1)	788	1,521
Opendoor Technologies, Inc.(1)	32,343	249,041
RE/MAX Holdings, Inc., Class A(1)	15,768	129,613
RMR Group, Inc., Class A(2)	28,894	440,633
Seaport Entertainment Group, Inc.(1)(2)	7,403	158,868
Seritage Growth Properties, Class A(1)(2)	61,858	231,349
St. Joe Co.	64,966	3,919,399
Star Holdings(1)(2)	15,867	126,936
Stratus Properties, Inc.(1)(2)	1,022	22,637
Tejon Ranch Co.(1)	54,155	878,936
		16,273,444
Semiconductors and Semiconductor Equipment — 2.6%
ACM Research, Inc., Class A(1)	129,600	4,329,936
Alpha & Omega Semiconductor Ltd.(1)	48,767	988,995
Amtech Systems, Inc.(1)	7,037	55,240
Axcelis Technologies, Inc.(1)	50,967	4,218,539
AXT, Inc.(1)	47,429	507,490
CEVA, Inc.(1)	53,697	1,159,318
Cohu, Inc.(1)	91,081	2,215,090

Diodes, Inc.(1)	91,443	4,225,581
Everspin Technologies, Inc.(1)	8,971	71,947
FormFactor, Inc.(1)	152,286	8,378,776
Ichor Holdings Ltd.(1)	46,963	788,978
inTEST Corp.(1)	10,792	86,984
Kulicke & Soffa Industries, Inc.	114,174	5,150,389
Magnachip Semiconductor Corp.(1)	65,316	172,434
Navitas Semiconductor Corp.(1)(2)	363,054	3,173,092
NVE Corp.	11,826	756,154
Penguin Solutions, Inc.(1)	13,258	268,209
Photronics, Inc.(1)	109,275	2,503,490
Power Integrations, Inc.	2,794	93,878
QuickLogic Corp.(1)	8,585	54,086
SkyWater Technology, Inc.(1)	46,045	708,633
SolarEdge Technologies, Inc.(1)	152,199	5,559,830
Synaptics, Inc.(1)	26,578	1,820,859
Ultra Clean Holdings, Inc.(1)	91,472	2,319,730
Veeco Instruments, Inc.(1)	96,283	2,814,352
		52,422,010
Software — 2.6%
8x8, Inc.(1)	293,417	569,229
A10 Networks, Inc.	158,347	2,726,735
Adeia, Inc.	256,329	3,170,790
Alarm.com Holdings, Inc.(1)	91,142	4,735,738
AudioEye, Inc.(1)	3,323	41,072
AvePoint, Inc.(1)	61,040	793,520
Bit Digital, Inc.(1)(2)	659,305	1,569,146
Blackbaud, Inc.(1)	22,929	1,292,737
BlackLine, Inc.(1)	50,981	2,905,407
BTCS, Inc.(1)	674	2,143
Cerence, Inc.(1)	47,428	525,502
Cipher Mining, Inc.(1)(2)	415,261	8,450,561
CS Disco, Inc.(1)	43,060	308,310
Daily Journal Corp.(1)(2)	3,554	1,629,118
Digital Turbine, Inc.(1)	6,819	32,663
eGain Corp.(1)	4,645	48,401
EverCommerce, Inc.(1)(2)	27,731	240,705
Expensify, Inc., Class A(1)	113,697	176,230
LiveRamp Holdings, Inc.(1)	90,730	2,617,561
Mitek Systems, Inc.(1)	89,706	794,795
N-able, Inc.(1)	107,808	776,218
ON24, Inc.(1)	50,941	288,326
OneSpan, Inc.	70,675	862,235
Ooma, Inc.(1)	38,661	434,550
Pagaya Technologies Ltd., Class A(1)	108,584	2,709,171
Phunware, Inc.(1)	863	1,786
Progress Software Corp.(1)	70,652	2,925,699
Q2 Holdings, Inc.(1)	218	15,724
Rapid7, Inc.(1)	57,214	897,116
Red Violet, Inc.	25,910	1,404,063
ReposiTrak, Inc.	22,554	304,028
SEMrush Holdings, Inc., Class A(1)	36,489	431,665
Silvaco Group, Inc.(1)(2)	2,397	10,906
SoundThinking, Inc.(1)	9,285	57,753
Sprinklr, Inc., Class A(1)	127,529	922,035

SPS Commerce, Inc.(1)	45	3,749
Synchronoss Technologies, Inc.(1)	12,891	62,521
Telos Corp.(1)	116,875	675,538
Tenable Holdings, Inc.(1)	4,688	124,326
Teradata Corp.(1)	164,523	4,711,939
Upland Software, Inc.(1)	2,156	3,967
Vertex, Inc., Class A(1)	583	11,468
Xperi, Inc.(1)	98,222	568,705
Yext, Inc.(1)	215,247	1,812,380
		52,646,231
Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A(1)(2)	53,834	183,574
Abercrombie & Fitch Co., Class A(1)	5,795	567,157
Academy Sports & Outdoors, Inc.	61,173	2,951,597
Advance Auto Parts, Inc.	65,408	3,393,367
American Eagle Outfitters, Inc.	156,066	3,183,746
America's Car-Mart, Inc.(1)(2)	13,919	301,346
Arhaus, Inc.(1)	91,144	942,429
Arko Corp.(2)	126,072	600,103
Barnes & Noble Education, Inc.(1)	41,102	384,304
Buckle, Inc.	74,946	4,232,950
Build-A-Bear Workshop, Inc.	29,537	1,568,415
Caleres, Inc.(2)	62,277	729,264
Camping World Holdings, Inc., Class A	129,068	1,444,271
Cato Corp., Class A(1)	6,673	23,356
Citi Trends, Inc.(1)	12,080	547,103
Designer Brands, Inc., Class A	69,625	302,173
Dick's Sporting Goods, Inc.	21,632	4,468,522
Duluth Holdings, Inc., Class B(1)	3,202	10,342
Genesco, Inc.(1)	21,343	765,147
GrowGeneration Corp.(1)(2)	33,079	51,272
Guess?, Inc.	74,525	1,271,396
Haverty Furniture Cos., Inc.	30,063	715,499
J Jill, Inc.	12,699	200,390
Lands' End, Inc.(1)(2)	23,807	375,913
MarineMax, Inc.(1)	44,219	1,033,840
Monro, Inc.	64,287	1,202,810
National Vision Holdings, Inc.(1)	202,666	5,846,914
ODP Corp.(1)	55,803	1,560,810
OneWater Marine, Inc., Class A(1)(2)	19,991	242,891
Petco Health & Wellness Co., Inc.(1)	175,778	562,490
PetMed Express, Inc.(1)(2)	35,776	62,608
Revolve Group, Inc.(1)	2,345	56,679
RideNow Group, Inc., Class B(1)	25,904	129,779
Sally Beauty Holdings, Inc.(1)	229,580	3,641,139
Shoe Carnival, Inc.	34,989	578,018
Signet Jewelers Ltd.	348	34,856
Sonic Automotive, Inc., Class A	28,329	1,785,577
Sportsman's Warehouse Holdings, Inc.(1)	49,489	110,360
Stitch Fix, Inc., Class A(1)	241,830	1,027,777
Tile Shop Holdings, Inc.(1)	28,915	187,658
Upbound Group, Inc.	85,765	1,536,909
Valvoline, Inc.(1)	33,378	1,045,065
Victoria's Secret & Co.(1)	149,286	6,169,990

Zumiez, Inc.(1)	27,886	725,036
		56,754,842
Technology Hardware, Storage and Peripherals — 0.3%
Corsair Gaming, Inc.(1)	81,033	528,335
Diebold Nixdorf, Inc.(1)	49,936	3,221,871
Eastman Kodak Co.(1)	163,999	1,252,952
Immersion Corp.	56,480	401,573
One Stop Systems, Inc.(1)	2,898	17,649
Turtle Beach Corp.(1)	16,867	234,114
Xerox Holdings Corp.	121,013	336,416
		5,992,910
Textiles, Apparel and Luxury Goods — 1.4%
Allbirds, Inc., Class A(1)(2)	3,516	17,791
Carter's, Inc.	60,207	1,921,205
Columbia Sportswear Co.	2,587	138,948
Ermenegildo Zegna NV(2)	73,285	781,951
Figs, Inc., Class A(1)	241,864	2,367,849
Fossil Group, Inc.(1)	37,533	112,974
G-III Apparel Group Ltd.(1)	79,989	2,331,679
Hanesbrands, Inc.(1)	788,569	5,102,041
Kontoor Brands, Inc.	40,256	2,993,034
Lakeland Industries, Inc.	14,752	223,935
Movado Group, Inc.	32,042	670,960
Oxford Industries, Inc.	25,818	985,215
PVH Corp.	16,993	1,440,327
Rocky Brands, Inc.	17,079	518,689
Steven Madden Ltd.	101,085	4,223,331
Superior Group of Cos., Inc.	21,147	205,549
Under Armour, Inc., Class A(1)(2)	290,685	1,342,965
Under Armour, Inc., Class C(1)(2)	190,450	843,694
Unifi, Inc.(1)	7,109	24,810
Vera Bradley, Inc.(1)	37,012	105,114
Wolverine World Wide, Inc.	182,725	2,961,972
		29,314,033
Trading Companies and Distributors — 0.9%
Alta Equipment Group, Inc.	62,809	306,508
BlueLinx Holdings, Inc.(1)	16,717	1,042,974
Boise Cascade Co.	4,775	364,046
Custom Truck One Source, Inc.(1)(2)	106,680	681,685
Distribution Solutions Group, Inc.(1)	2	55
DNOW, Inc.(1)	407,785	5,692,682
DXP Enterprises, Inc.(1)	32,544	3,058,811
Global Industrial Co.	32,412	928,280
Hudson Technologies, Inc.(1)	95,445	649,026
Karat Packaging, Inc.	16,125	355,395
NPK International, Inc.(1)	202,478	2,492,504
Rush Enterprises, Inc., Class A	3,216	167,425
Rush Enterprises, Inc., Class B	360	19,213
Titan Machinery, Inc.(1)	55,073	1,019,952
Transcat, Inc.(1)	305	17,245
Willis Lease Finance Corp.	5,740	704,355
		17,500,156
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	40,851	377,463

Water Utilities — 0.5%
Artesian Resources Corp., Class A	20,572	648,018
California Water Service Group	120,620	5,472,529
Consolidated Water Co. Ltd.	15,342	525,157
Global Water Resources, Inc.	362	3,102
H2O America	47,622	2,211,089
Middlesex Water Co.	37,306	1,914,171
Pure Cycle Corp.(1)	1,015	11,551
		10,785,617
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	134,683	962,984
Spok Holdings, Inc.	41,519	551,372
		1,514,356
TOTAL COMMON STOCKS (Cost $1,909,762,417)		2,033,700,140
RIGHTS — 0.0%
Biotechnology — 0.0%
89bio, Inc.(1)	258,768	87,981
Akouos, Inc.(1)	779	8
Cargo Therapeutics, Inc.(1)	55,735	557
Chinook Therapeutics, Inc.(1)	5,210	52
Fusion Pharmaceuticals, Inc.(1)(2)	4,010	2,206
iTeos Therapeutics, Inc.(1)	72,319	723
Pardes Biosciences, Inc.(1)	223	7
Regulus Therapeutics, Inc.(1)	47,096	54,631
Sage Therapeutics, Inc.(1)	122,658	22,078
Verve Therapeutics, Inc.(1)	150,436	94,775
Vigil Neuroscience, Inc.(1)	37,413	1,871
		264,889
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1)	1,489	9,228
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,040
Poseida Therapeutics, Inc.(1)	6,404	3,202
		5,242
Software — 0.0%
Gen Digital, Inc.(1)	14,827	61,829
TOTAL RIGHTS (Cost $343,452)		341,188
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc., Series A(1)	659	791
Opendoor Technologies, Inc., Series K(1)	1,078	2,059
Opendoor Technologies, Inc., Series Z(1)	351	342
		3,192
TOTAL WARRANTS (Cost $—)		3,192
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,599,904	8,599,904
State Street Navigator Securities Lending Government Money Market Portfolio(3)	44,048,811	44,048,811
TOTAL SHORT-TERM INVESTMENTS (Cost $52,648,715)		52,648,715
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $1,962,754,584)		2,086,693,235
OTHER ASSETS AND LIABILITIES — (2.4)%		(48,379,217)
TOTAL NET ASSETS — 100.0%		$2,038,314,018

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $61,543,839. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $63,284,862, which includes securities collateral of $19,236,051.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.